Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 440,386	₩ 419,966	₩ 911,230
Operating expense and others	2,340,143	2,306,202	2,148,060
Acquisition of property and equipment	331,956	396,186	387,313
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	58,725	60,933	285,104
Operating expense and others	178	75	199
Acquisition of property and equipment	0
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	21,438	22,162	33,253
Operating expense and others	633,265	662,247	633,868
Acquisition of property and equipment	120,926	114,895	82,191
F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,876	3,490	3,828
Operating expense and others	49,398	49,227	50,029
Acquisition of property and equipment	552	265
Happy Narae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,472	1,637	6,899
Operating expense and others	35,461	24,727	20,229
Acquisition of property and equipment	92,375	143,188	133,625
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		8,932	17,962
Operating expense and others		1,820	4,374
Acquisition of property and equipment		22
SK Wyverns Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			202
Operating expense and others			8,203
Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	12,972	20,290	10,943
Operating expense and others	0
Acquisition of property and equipment	0
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			131,141
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	8,806	13,795	11,778
Operating expense and others	15,962	5,608	8,356
Acquisition of property and equipment	865	80	0
Content Wavve Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,524	6,797	174
Operating expense and others	87,263	108,760	78,964
Acquisition of property and equipment	176	229
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	25,654	46,507	175,854
Operating expense and others	70,744	56,655	70,962
Acquisition of property and equipment	1,417	367	0
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	33,571	27,524	53,445
Operating expense and others	18,977	19,598	19,093
Acquisition of property and equipment	0
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	4,113	4,585	18,970
Operating expense and others	540	710	1,250
Acquisition of property and equipment	0
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			75
Operating expense and others			6,868
Acquisition of property and equipment			57,903
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			26
Operating expense and others			30,798
Acquisition of property and equipment			8,028
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,876	4,312	14,439
Operating expense and others	970,662	904,320	1,055,512
Acquisition of property and equipment	1	288	24
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,471	6,110	7,292
Operating expense and others	72,274	71,432	73,596
Acquisition of property and equipment	8,393	7,891	3,520
SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			48,546
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	52,039	40,058	156,055
Operating expense and others	21,884	29,610	30,762
Acquisition of property and equipment	13,292	20,555	23,428
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	393,294	351,297	702,123
Operating expense and others	1,636,134	1,587,300	1,443,230
Acquisition of property and equipment	209,613	280,924	305,122
SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			764
Operating expense and others			3,670
Acquisition of property and equipment			888
SK RENT A C A R Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,023	14,992	5,843
Operating expense and others	20,231	15,891	18,564
Acquisition of property and equipment	0
DREAMUS COMPANY [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	6,202	7,235	795
Operating expense and others	77,452	85,193	20,074
Acquisition of property and equipment	284	649	396
SK hynix system ic (Wuxi) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			20,807
SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	18,308	19,753	2,048
Operating expense and others	88,250	95,261	16,747
Acquisition of property and equipment	16,338	17,481	6,081
Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	72,683	71,972	2,785
Operating expense and others	34,053	31,589	5,699
Acquisition of property and equipment	0
UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	172	283	415
Operating expense and others	50,263	46,222	42,335
Acquisition of property and equipment	52,733	53,897	50,847
SK USA, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	0
Operating expense and others	5,384
Acquisition of property and equipment	0
SK ON Hungary Kft [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			38,413
One Store Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	16,265	17,181
Operating expense and others	166	24
Acquisition of property and equipment	0
Tmap Mobility Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	24,862	22,011
Operating expense and others	10,003	4,973
Acquisition of property and equipment	0	892
SK Geo Centric Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	835	925	33,435
Operating expense and others	2	1	9
Acquisition of property and equipment	0
SK Ecoplant Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,547	3,330
Operating expense and others	0	112
Acquisition of property and equipment	0
SK Magic Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,632	2,204
Operating expense and others	1,142	1,071
Acquisition of property and equipment	0
SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	59,974	39,455	5,793
Operating expense and others	147,333	147,731	18,861
Acquisition of property and equipment	₩ 26,021	₩ 35,854	₩ 20,382